Other Non-Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Other Non-Current Liabilities [Abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities consist of the following:
	As of June 30,
	2025	2024
Security deposits	$35,004	$43,723